Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares, Beginning	8,722,053	11,561,263
Number of disposal of outstanding treasury shares	27,030	223,605
Number of retirement of outstanding treasury shares		2,615,605
Number of shares, Ending	8,695,023	8,722,053
Amount, Beginning	₩ 1,892,308
Retirement of treasury stock	(59,547)
Amount, Ending	₩ 1,889,658	₩ 1,892,308
Treasury shares [member]
Number of shares, Beginning	8,722,053	11,561,263
Number of disposal of outstanding treasury shares	(27,030)	(223,605)
Number of retirement of outstanding treasury shares	0	(2,615,605)
Number of shares, Ending	8,695,023	8,722,053
Amount, Beginning	₩ 1,892,308	₩ 2,508,294
Disposal of treasury shares	(2,650)	(48,513)
Retirement of treasury stock	0	(567,473)
Amount, Ending	₩ 1,889,658	₩ 1,892,308